SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting as per geographical areas
Net sales	R$ 82,412,210	R$ 78,345,081	R$ 43,814,661
Total assets	73,798,652	73,814,613	63,123,009
Brazil
Segment reporting as per geographical areas
Net sales	36,416,581	37,733,918	18,798,384
Total assets	31,628,514	31,740,469	28,752,629
Latin America
Segment reporting as per geographical areas
Net sales	8,294,142	8,567,310	4,996,434
Total assets	9,895,251	8,959,237	7,042,462
North America
Segment reporting as per geographical areas
Net sales	37,701,487	32,043,853	20,019,843
Total assets	R$ 32,274,887	R$ 33,114,907	R$ 27,327,918